COMMON STOCK (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000		300,000,000
Common stock, par value per share	$ 0.01	$ 0.01		$ 0.01
Stock issued for cash, shares		1,462,832		3,756,205
Stock issued for cash		$ 278,675		$ 849,821
Cashless exercise of options	4,200,000
Common stock issued, value	6,000
Stock issued upon conversion of debt and other liabilities, shares		1,178,571		333,333
Warrants, exercise price						0.25
Market price per share						$ 0.39
Loss on conversion, net				(93,762)	(19,604)
Orginial debt amount		825,000		66,238
Conversion rate		$ 0.70		$ 0.48
Volatility	79.43%
Shares Outstanding And Issuable	163,588,214	161,198,812	[1]
Director [Member]
Class of Stock [Line Items]
Cashless exercise of options					52,105
Cashless Exercise [Member]
Class of Stock [Line Items]
Cashless exercise of options		612,343
Issuance of warrants to purchase common stock		1,135,667
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted	25,200	24,000		24,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of preferred stock, shares		835
Stock issued for conversion of preferred stock		2,500
Number of shares converted	876	835		835
Payment Of Interest [Member]
Class of Stock [Line Items]
Common stock issued, shares					30,160
Common stock issued, value					30,462
Market price per share					$ 1.01
Accrued interest					10,858
Loss on conversion, net					(19,604)
Cashless Warrant Exercise [Member]
Class of Stock [Line Items]
Cashless exercise of options		2,511,944			7,295,624
Issuance of warrants to purchase common stock		7,904,186			11,278,688
Minimum [Member]
Class of Stock [Line Items]
Warrants, exercise price	0.14	0.15		0.15
Minimum [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price		0.15
Market price per share		$ 0.60
Minimum [Member] | Cashless Warrant Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price		0.15			0.15
Market price per share		$ 0.349			$ 0.80
Maximum [Member]
Class of Stock [Line Items]
Warrants, exercise price	0.24	0.60		0.28
Maximum [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price		0.36
Market price per share		$ 0.63
Maximum [Member] | Cashless Warrant Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price		0.60			1.25
Market price per share		$ 0.65			$ 1.73
Transaction One [Member]
Class of Stock [Line Items]
Stock issued for cash, shares					5,517,977
Stock issued for cash					1,224,442
Transaction One [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Cashless exercise of options				1,176,471
Issuance of warrants to purchase common stock				2,000,000
Warrants, exercise price				0.28
Market price per share				$ 0.68
Transaction One [Member] | Cashless Exercise [Member] | Lender [Member]
Class of Stock [Line Items]
Cashless exercise of options				800,000
Transaction One [Member] | Cashless Exercise [Member] | Chief Technology Officer [Member]
Class of Stock [Line Items]
Cashless exercise of options				376,471
Transaction One [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of preferred stock, shares					24,000
Stock issued for conversion of preferred stock					25,000
Number of shares converted					1
Transaction One [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued upon conversion of debt and other liabilities, shares					7,018,372
Orginial debt amount					2,526,615
Conversion rate					$ 0.36
Transaction One [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants, exercise price					0.07
Transaction One [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants, exercise price					0.75
Transaction Two [Member]
Class of Stock [Line Items]
Stock issued for cash, shares					707,792
Stock issued for cash					545,000
Issuance of warrants to purchase common stock					353,858
Warrants, exercise price					1.00
Transaction Two [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Cashless exercise of options				42,666
Issuance of warrants to purchase common stock				80,000
Warrants, exercise price				0.28
Market price per share				$ 0.60
Transaction Two [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of preferred stock, shares		80			27,555
Stock issued for conversion of preferred stock		445,834			82,500
Number of shares converted		1,231,484			33
Transaction Two [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued upon conversion of debt and other liabilities, shares					122,857
Stock issued upon conversion of debt and other liabilities					58,971
Issuance of warrants to purchase common stock					61,429
Warrants, exercise price					0.70
Market price per share					$ 0.48
Loss on conversion, net					5,021
Orginial debt amount					86,000
Volatility					107.92%
Expected term					5 years
Discount rate					2.02%
Transaction Three [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Cashless exercise of options				2,122,833
Issuance of warrants to purchase common stock				3,997,000
Market price per share				$ 0.54
Transaction Three [Member] | Convertible Debt [Member] | Employee [Member]
Class of Stock [Line Items]
Stock issued upon conversion of debt and other liabilities, shares					35,779
Warrants, exercise price					0.41
Orginial debt amount					14,668
Transaction Three [Member] | Minimum [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price				0.15
Transaction Three [Member] | Maximum [Member] | Cashless Exercise [Member]
Class of Stock [Line Items]
Warrants, exercise price				0.30
Transaction Four [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued upon conversion of debt and other liabilities, shares					100,000
Market price per share					$ 1.14
Loss on conversion, net					(114,000)
Transaction Five [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Warrants fair value					21,809
Transaction Five [Member] | Convertible Debt [Member] | Director [Member]
Class of Stock [Line Items]
Stock issued upon conversion of debt and other liabilities, shares					36,975
Market price per share					$ 1.24
Orginial debt amount					$ 45,850

[1]	in June 2013, the Company issued a 5% stock dividend to its common stockholders that were record holders as of the close of trading on June 14, 2013.